497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 1, 2010 TO THE JUNE 8, 2009 PROSPECTUS FOR
ACCUMULATOR(R) ELITE(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the June 8, 2009 prospectus and statement of additional information, as previously supplemented (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Elite(SM) Prospectus.

Please note the following changes, which are applicable throughout the
Prospectus:

1. The following information replaces the charges for "Greater of" GMDB I, "Greater of" GMDB II, Guaranteed minimum income benefit I, Guaranteed minimum income benefit II, Guaranteed withdrawal benefit for life (conversion from GMIB I -- Asset Allocation) and Guaranteed withdrawal benefit for life (conversion from GMIB II -- Custom Selection) in "Fee table" and in "Charges and expenses".

     --------------------------------------------------------------------------------------------------
     Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB I) (only available if you also elect Guaranteed minimum income benefit I -- Asset Allocation)
     --------------------------------------------------------------------------------------------------
     Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right
     to increase your charge up to)                                                              1.05%
     --------------------------------------------------------------------------------------------------
     Current Charge                                                                              0.90%
     --------------------------------------------------------------------------------------------------
     Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB II) (only available if you also elect Guaranteed minimum income benefit II -- Custom Selection)
     --------------------------------------------------------------------------------------------------
     Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right
     to increase your charge up to)                                                              1.25%
     --------------------------------------------------------------------------------------------------
     Current Charge                                                                              1.10%
     --------------------------------------------------------------------------------------------------
     Guaranteed minimum income benefit I -- Asset Allocation
     --------------------------------------------------------------------------------------------------
     Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right
     to increase your charge up to)                                                              1.20%
     --------------------------------------------------------------------------------------------------
     Current Charge                                                                              0.90%
     --------------------------------------------------------------------------------------------------
     Guaranteed minimum income benefit II -- Custom Selection
     --------------------------------------------------------------------------------------------------
     Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right
     to increase your charge up to)                                                              1.40%
     --------------------------------------------------------------------------------------------------
     Current Charge                                                                              1.10%
     --------------------------------------------------------------------------------------------------
     Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit I -- Asset Allocation)
     --------------------------------------------------------------------------------------------------
     Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your
     charge up to):                                                                              1.20%
     --------------------------------------------------------------------------------------------------
     Current Charge:                                                                             0.90%
     --------------------------------------------------------------------------------------------------
     Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit II -- Custom Selection)
     --------------------------------------------------------------------------------------------------
     Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your
     charge up to):                                                                              1.40%
     --------------------------------------------------------------------------------------------------
     Current Charge:                                                                             1.10%
     --------------------------------------------------------------------------------------------------

2.   The changes described below are made under "Example" in "Fee table".

     2a.    The following sentence is added as the last sentence in the second paragraph.

The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

     2b.    The second sentence of the last paragraph is deleted in its entirety and replaced with the following:

Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts.


IM-10-12 (3/10)                                                    143845 (3/10)
9.0 Series NB                                                             x03037

     2c.    The following information replaces the example.


----------------------------------------------------------------------------------------------------------------------------------
                                             If you surrender your contract at the        If you annuitize at the end of the
                                               end of the applicable time period                applicable time period
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                             1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
----------------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity           $1,347     $2,270     $2,836      $5,943     N/A       $2,270     $2,836      $5,943
  Multimanager Core Bond                   $1,342     $2,258     $2,816      $5,908     N/A       $2,258     $2,816      $5,908
  Multimanager International Equity        $1,376     $2,355     $2,971      $6,179     N/A       $2,355     $2,971      $6,179
  Multimanager Large Cap Core Equity       $1,362     $2,316     $2,908      $6,070     N/A       $2,316     $2,908      $6,070
  Multimanager Large Cap Growth            $1,372     $2,343     $2,952      $6,146     N/A       $2,343     $2,952      $6,146
  Multimanager Large Cap Value             $1,364     $2,322     $2,918      $6,087     N/A       $2,322     $2,918      $6,087
  Multimanager Mid Cap Growth              $1,373     $2,346     $2,956      $6,154     N/A       $2,346     $2,956      $6,154
  Multimanager Mid Cap Value               $1,372     $2,343     $2,952      $6,146     N/A       $2,343     $2,952      $6,146
  Multimanager Small Cap Growth            $1,382     $2,373     $2,999      $6,229     N/A       $2,373     $2,999      $6,229
  Multimanager Small Cap Value             $1,377     $2,358     $2,976      $6,187     N/A       $2,358     $2,976      $6,187
  Multimanager Technology                  $1,392     $2,400     $3,042      $6,302     N/A       $2,400     $3,042      $6,302
----------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
  AXA Balanced Strategy                    $1,370     $2,337     $2,942      $6,129     N/A       $2,337     $2,942      $6,129
  AXA Conservative Growth Strategy         $1,368     $2,331     $2,932      $6,112     N/A       $2,331     $2,932      $6,112
  AXA Conservative Strategy                $1,363     $2,319     $2,913      $6,079     N/A       $2,319     $2,913      $6,079
  AXA Growth Strategy                      $1,373     $2,346     $2,956      $6,154     N/A       $2,346     $2,956      $6,154
  AXA Moderate Growth Strategy             $1,371     $2,340     $2,947      $6,137     N/A       $2,340     $2,947      $6,137
  EQ/AllianceBernstein International       $1,362     $2,316     $2,908      $6,070     N/A       $2,316     $2,908      $6,070
  EQ/AllianceBernstein Small Cap Growth    $1,361     $2,313     $2,903      $6,062     N/A       $2,313     $2,903      $6,062
  EQ/AXA Franklin Small Cap Value Core     $1,366     $2,325     $2,923      $6,095     N/A       $2,325     $2,923      $6,095
  EQ/AXA Franklin Templeton Founding
    Strategy Core                          $1,389     $2,391     $3,028      $6,278     N/A       $2,391     $3,028      $6,278
  EQ/AXA Templeton Growth Core             $1,364     $2,322     $2,918      $6,087     N/A       $2,322     $2,918      $6,087
  EQ/BlackRock Basic Value Equity          $1,339     $2,249     $2,802      $5,883     N/A       $2,249     $2,802      $5,883
  EQ/BlackRock International Value         $1,376     $2,355     $2,971      $6,179     N/A       $2,355     $2,971      $6,179
  EQ/Boston Advisors Equity Income         $1,364     $2,322     $2,918      $6,087     N/A       $2,322     $2,918      $6,087
  EQ/Calvert Socially Responsible          $1,361     $2,313     $2,903      $6,062     N/A       $2,313     $2,903      $6,062
  EQ/Capital Guardian Growth               $1,352     $2,285     $2,860      $5,985     N/A       $2,285     $2,860      $5,985
  EQ/Capital Guardian Research             $1,349     $2,276     $2,845      $5,960     N/A       $2,276     $2,845      $5,960
  EQ/Common Stock Index                    $1,316     $2,182     $2,694      $5,690     N/A       $2,182     $2,694      $5,690
  EQ/Core Bond Index                       $1,316     $2,182     $2,694      $5,690     N/A       $2,182     $2,694      $5,690
  EQ/Davis New York Venture                $1,373     $2,346     $2,956      $6,154     N/A       $2,346     $2,956      $6,154
  EQ/Equity 500 Index                      $1,309     $2,161     $2,660      $5,628     N/A       $2,161     $2,660      $5,628
  EQ/Evergreen Omega                       $1,362     $2,316     $2,908      $6,070     N/A       $2,316     $2,908      $6,070
  EQ/Intermediate Government
    Bond Index                             $1,319     $2,191     $2,709      $5,717     N/A       $2,191     $2,709      $5,717
  EQ/International Core PLUS               $1,366     $2,325     $2,923      $6,095     N/A       $2,325     $2,923      $6,095
  EQ/International Growth                  $1,385     $2,382     $3,014      $6,253     N/A       $2,382     $3,014      $6,253
  EQ/JPMorgan Value Opportunities          $1,348     $2,273     $2,841      $5,951     N/A       $2,273     $2,841      $5,951
  EQ/Large Cap Core PLUS                   $1,352     $2,285     $2,860      $5,985     N/A       $2,285     $2,860      $5,985
  EQ/Large Cap Growth Index                $1,318     $2,188     $2,704      $5,708     N/A       $2,188     $2,704      $5,708
  EQ/Large Cap Growth PLUS                 $1,346     $2,267     $2,831      $5,934     N/A       $2,267     $2,831      $5,934
  EQ/Large Cap Value Index                 $1,322     $2,200     $2,724      $5,743     N/A       $2,200     $2,724      $5,743
  EQ/Large Cap Value PLUS                  $1,333     $2,231     $2,772      $5,831     N/A       $2,231     $2,772      $5,831
  EQ/Lord Abbett Growth and Income         $1,357     $2,301     $2,884      $6,028     N/A       $2,301     $2,884      $6,028
  EQ/Lord Abbett Large Cap Core            $1,359     $2,307     $2,894      $6,045     N/A       $2,307     $2,894      $6,045
  EQ/Mid Cap Index                         $1,317     $2,185     $2,699      $5,699     N/A       $2,185     $2,699      $5,699
  EQ/Mid Cap Value PLUS                    $1,352     $2,285     $2,860      $5,985     N/A       $2,285     $2,860      $5,985
  EQ/Money Market                          $1,317     $2,185     $2,699      $5,699     N/A       $2,185     $2,699      $5,699
  EQ/Oppenheimer Global                    $1,412     $2,457     $3,132      $6,456     N/A       $2,457     $3,132      $6,456
  EQ/Quality Bond PLUS                     $1,330     $2,222     $2,758      $5,804     N/A       $2,222     $2,758      $5,804
  EQ/Small Company Index                   $1,315     $2,179     $2,689      $5,681     N/A       $2,179     $2,689      $5,681
  EQ/T. Rowe Price Growth Stock            $1,369     $2,334     $2,937      $6,121     N/A       $2,334     $2,937      $6,121
  EQ/UBS Growth and Income                 $1,367     $2,328     $2,928      $6,104     N/A       $2,328     $2,928      $6,104
  EQ/Van Kampen Comstock                   $1,354     $2,291     $2,870      $6,002     N/A       $2,291     $2,870      $6,002
  EQ/Van Kampen Mid Cap Growth             $1,359     $2,307     $2,894      $6,045     N/A       $2,307     $2,894      $6,045
 ----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                              at the end of the applicable time
                                                            period
-------------------------------------------------------------------------------------
 Portfolio Name                             1 year    3 years    5 years    10 years
-------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------
  Multimanager Aggressive Equity             $547     $1,670     $2,836     $5,943
  Multimanager Core Bond                     $542     $1,658     $2,816     $5,908
  Multimanager International Equity          $576     $1,755     $2,971     $6,179
  Multimanager Large Cap Core Equity         $562     $1,716     $2,908     $6,070
  Multimanager Large Cap Growth              $572     $1,743     $2,952     $6,146
  Multimanager Large Cap Value               $564     $1,722     $2,918     $6,087
  Multimanager Mid Cap Growth                $573     $1,746     $2,956     $6,154
  Multimanager Mid Cap Value                 $572     $1,743     $2,952     $6,146
  Multimanager Small Cap Growth              $582     $1,773     $2,999     $6,229
  Multimanager Small Cap Value               $577     $1,758     $2,976     $6,187
  Multimanager Technology                    $592     $1,800     $3,042     $6,302
-------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------
  AXA Balanced Strategy                      $570     $1,737     $2,942     $6,129
  AXA Conservative Growth Strategy           $568     $1,731     $2,932     $6,112
  AXA Conservative Strategy                  $563     $1,719     $2,913     $6,079
  AXA Growth Strategy                        $573     $1,746     $2,956     $6,154
  AXA Moderate Growth Strategy               $571     $1,740     $2,947     $6,137
  EQ/AllianceBernstein International         $562     $1,716     $2,908     $6,070
  EQ/AllianceBernstein Small Cap Growth      $561     $1,713     $2,903     $6,062
  EQ/AXA Franklin Small Cap Value Core       $566     $1,725     $2,923     $6,095
  EQ/AXA Franklin Templeton Founding
    Strategy Core                            $589     $1,791     $3,028     $6,278
  EQ/AXA Templeton Growth Core               $564     $1,722     $2,918     $6,087
  EQ/BlackRock Basic Value Equity            $539     $1,649     $2,802     $5,883
  EQ/BlackRock International Value           $576     $1,755     $2,971     $6,179
  EQ/Boston Advisors Equity Income           $564     $1,722     $2,918     $6,087
  EQ/Calvert Socially Responsible            $561     $1,713     $2,903     $6,062
  EQ/Capital Guardian Growth                 $552     $1,685     $2,860     $5,985
  EQ/Capital Guardian Research               $549     $1,676     $2,845     $5,960
  EQ/Common Stock Index                      $516     $1,582     $2,694     $5,690
  EQ/Core Bond Index                         $516     $1,582     $2,694     $5,690
  EQ/Davis New York Venture                  $573     $1,746     $2,956     $6,154
  EQ/Equity 500 Index                        $509     $1,561     $2,660     $5,628
  EQ/Evergreen Omega                         $562     $1,716     $2,908     $6,070
  EQ/Intermediate Government
    Bond Index                               $519     $1,591     $2,709     $5,717
  EQ/International Core PLUS                 $566     $1,725     $2,923     $6,095
  EQ/International Growth                    $585     $1,782     $3,014     $6,253
  EQ/JPMorgan Value Opportunities            $548     $1,673     $2,841     $5,951
  EQ/Large Cap Core PLUS                     $552     $1,685     $2,860     $5,985
  EQ/Large Cap Growth Index                  $518     $1,588     $2,704     $5,708
  EQ/Large Cap Growth PLUS                   $546     $1,667     $2,831     $5,934
  EQ/Large Cap Value Index                   $522     $1,600     $2,724     $5,743
  EQ/Large Cap Value PLUS                    $533     $1,631     $2,772     $5,831
  EQ/Lord Abbett Growth and Income           $557     $1,701     $2,884     $6,028
  EQ/Lord Abbett Large Cap Core              $559     $1,707     $2,894     $6,045
  EQ/Mid Cap Index                           $517     $1,585     $2,699     $5,699
  EQ/Mid Cap Value PLUS                      $552     $1,685     $2,860     $5,985
  EQ/Money Market                            $517     $1,585     $2,699     $5,699
  EQ/Oppenheimer Global                      $612     $1,857     $3,132     $6,456
  EQ/Quality Bond PLUS                       $530     $1,622     $2,758     $5,804
  EQ/Small Company Index                     $515     $1,579     $2,689     $5,681
  EQ/T. Rowe Price Growth Stock              $569     $1,734     $2,937     $6,121
  EQ/UBS Growth and Income                   $567     $1,728     $2,928     $6,104
  EQ/Van Kampen Comstock                     $554     $1,691     $2,870     $6,002
  EQ/Van Kampen Mid Cap Growth               $559     $1,707     $2,894     $6,045
-------------------------------------------------------------------------------------

3. The third paragraph under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:

If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit's 5% Roll-Up to age 80 benefit base on a pro-rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the GMIB effective date. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 5% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

4. The first paragraph under "Certain withdrawals" under "Charges that AXA Equitable deducts" in "Accessing your money" is deleted in its entirety and replaced with the following:

If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 2nd contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-Up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount.

5. The information under "Appendix III: Hypothetical illustrations" is deleted in its entirety and replaced with the following:

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
     Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit
     Earnings enhancement benefit
     Guaranteed minimum income benefit, including conversion to the Guaranteed withdrawal benefit for life at age 80


                                                                                                             Lifetime Annual
                                                            Greater of 5%                                   Guaranteed Minimum
                                                          Roll-Up to age 80                                  Income Benefit
                                                        or the Annual Ratchet Total Death Benefit  ---------------------------------
                                                        to age 80 Guaranteed   with the Earnings     Guaranteed       Hypothetical
                    Account Value        Cash Value     Minimum Death Benefit enhancement benefit      income            Income
        Contract ------------------- ------------------ --------------------- ------------------- ---------------- -----------------
  Age     Year       0%        6%       0%        6%        0%        6%          0%        6%       0%       6%      0%        6%
------ --------- --------- --------- -------- --------- --------- ----------- --------- --------- -------- ------- -------- --------
  60        1     100,000   100,000   92,000    92,000   100,000   100,000     100,000  100,000      N/A     N/A      N/A      N/A
  61        2      94,611   100,590   87,611    93,590   105,000   105,000     107,000  107,000      N/A     N/A      N/A      N/A
  62        3      89,273   101,083   83,273    95,083   110,250   110,250     114,350  114,350      N/A     N/A      N/A      N/A
  63        4      83,978   101,468   78,978    96,468   115,763   115,763     122,068  122,068      N/A     N/A      N/A      N/A
  64        5      78,719   101,737   78,719   101,737   121,551   121,551     130,171  130,171      N/A     N/A      N/A      N/A
  65        6      73,488   101,880   73,488   101,880   127,628   127,628     138,679  138,679      N/A     N/A      N/A      N/A
  66        7      68,277   101,886   68,277   101,886   134,010   134,010     147,613  147,613      N/A     N/A      N/A      N/A
  67        8      63,080   101,746   63,080   101,746   140,710   140,710     156,994  156,994      N/A     N/A      N/A      N/A
  68        9      57,887   101,447   57,887   101,447   147,746   147,746     166,844  166,844      N/A     N/A      N/A      N/A
  69       10      52,692   100,976   52,692   100,976   155,133   155,133     177,186  177,186      N/A     N/A      N/A      N/A
  74       15      26,275    95,569   26,275    95,569   197,993   197,993     237,190  237,190    10,791  10,791   10,791   10,791
  79       20           0    83,550        0    83,550         0   252,695           0  313,773    15,667  15,667   15,667   15,667
  80       21           0    80,136        0    80,136         0   265,330           0  331,462         0  16,875        0   16,875

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80



                                                  Greater of 5%
                                                Roll-Up to age 80
                                              or the Annual Ratchet  Total Death Benefit
                                              to age 80 Guaranteed    with the Earnings                       Guaranteed Annual
                 Account Value  Cash Value   Minimum Death Benefit   enhancement benefit  GWBL Benefit Base   Withdrawal Amount
        Contract ------------- ------------- ---------------------   ------------------   ------------------  ------ ----------
  Age     Year    0%     6%     0%     6%       0%           6%        0%        6%         0%      6%           0%       6%
------ --------- ---- -------- ---- -------- ----------  ---------   ------- ----------   ----- ------------  ------  ---------
  80      21      0   80,136    0   80,136      0        265,330       0     331,462        0     265,330        0     13,266
  84      25      0   65,330    0   65,330      0        265,330       0     331,462        0     265,330        0     13,266
  89      30      0   44,314    0   44,314      0        265,330       0     331,462        0     265,330        0     13,266
  94      35      0   19,959    0   19,959      0        265,330       0     331,462        0     265,330        0     13,266
  95      36      0   14,662    0   14,662      0        265,330       0     331,462        0     265,330        0     13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

6. The changes described below are made to the state variation descriptions for New York and Washington under "See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money"" in "Appendix VI: State contract availability and/or variations of certain features and benefits".

     6a.    The first and second paragraphs in New York and the first paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' benefit bases on a pro-rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

     6b.    The fourth and fifth paragraphs in New York and the third paragraph and the first sentence of the fourth paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro-rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-Up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 80 benefit base.



Accumulator(R) is issued by and is a registered service mark and Accumulator(R)
          Elite(SM) is issued by and is a service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

4